ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS (Details)		12 Months Ended
	Dec. 14, 2023 $ / shares shares	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 shares	Jun. 30, 2023 USD ($) $ / shares shares	Mar. 15, 2023 USD ($) shares	Jun. 30, 2022 $ / shares shares	Jun. 30, 2021 USD ($) shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	7,950,769							863,333
Exercise price of warrants (in dollars per share) | $ / shares	$ 0.25
Fair value of warrants | $										$ 2,750,000		$ 34,860,000
Fair value of the warrant liability		¥ 6,969		¥ 31,615,668			$ 959
Changes in warrants liabilities		933,995	$ 128,522	¥ (6,116,000)		¥ (174,485,575)
Warrant 2021 and 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Changes in warrants liabilities | $			238,317
Warrant 2021
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Fair value of the warrant liability		¥ 6,969					959		$ 1,930,000
Changes in warrants liabilities | $			109,041		$ 560,000
Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants re-purchase | shares	10,002,500
Purchase price of each warrant | $ / shares	$ 0.25
Fair value of warrant liability | $							$ 0		$ 2,430,000
Changes in warrants liabilities | $			$ 0		$ 320,000
Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares	441,710							47,963
Exercise price of warrants (in dollars per share) | $ / shares	$ 4.50
Post 2024 Reverse Stock Split | Warrant 2023
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Warrants re-purchase | shares	555,694
Purchase price of each warrant | $ / shares	$ 4.50
Class A Ordinary Shares
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares				863,333					863,333	10,002,500	7,950,769	8,814,102
Exercise price of warrants (in dollars per share) | $ / shares									$ 6.24		$ 0.80
Class A Ordinary Shares | Post 2024 Reverse Stock Split
ORDINARY SHARES PURCHASE WARRANTS ISSUED TO INVESTORS
Number of warrants to purchase ordinary shares | shares				47,963					47,963	555,694	441,710	489,673
Exercise price of warrants (in dollars per share) | $ / shares									$ 112.32		$ 14.40